INTERIM CONDENSED STATEMENTS OF EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2013	$ 170,408	$ 645	$ 244,560	$ (9,423)	$ 1,082	$ (67,093)	$ 637
Beginning balance (in shares) at Dec. 31, 2013		46,014,982
Stock-based compensation	559	$ 0	559	0	0	0	0
Employee stock options exercised	1,305	$ 14	1,291	0	0	0	0
Employee stock options exercised (in shares)		1,025,503
Warrants exercised	0	$ 0	0	0	0	0	0
Warrants exercised (in shares)		433,868
Other comprehensive income (loss)	750	$ 0	0	0	724	0	26
Net income	6,152	0	0	0	0	6,127	25
Ending balance at Jun. 30, 2014	179,174	$ 659	246,410	(9,423)	1,806	(60,966)	688
Ending balance (in shares) at Jun. 30, 2014		47,474,353
Beginning balance at Dec. 31, 2014	176,196	$ 667	247,174	(9,423)	(10,281)	(52,630)	689
Beginning balance (in shares) at Dec. 31, 2014		47,679,311
Stock-based compensation	568	$ 0	568	0	0	0	0
Dividend distribution	(7,186)	0	(7,186)	0	0	0	0
Employee stock options exercised	501	$ 3	498	0	0	0	0
Employee stock options exercised (in shares)		252,054
Other comprehensive income (loss)	2,202	$ 0	0	0	2,219	0	(17)
Adjustment to redeemable non-controlling interest	(96)	0	0	0	0	(96)	0
Net income	8,917	0	0	0	0	8,865	52
Ending balance at Jun. 30, 2015	$ 181,102	$ 670	$ 241,054	$ (9,423)	$ (8,062)	$ (43,861)	$ 724
Ending balance (in shares) at Jun. 30, 2015		47,931,365